Property And Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 24,091	$ 23,996
Accumulated depreciation	20,653	19,170
Depreciated cost	3,438	4,826
Depreciation expenses	1,736	2,683	3,290
Disposal of property and equipment	682
Accumulated depreciation of disposed property and equipment	235
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,683	2,698
Accumulated depreciation	1,615	1,407
Computers And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	18,204	17,866
Computers And Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	16,520	15,303
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	3,204	3,432
Accumulated depreciation	$ 2,518	$ 2,460